SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Property, Plant and Equipment

Useful Lives in Years
Buildings	20
Leasehold improvements	1 to 20
Manufacturing equipment	7 to 10
Computer equipment	3 to 7
Solar power systems	30
Furniture and fixtures	3 to 5
Property, Plant and Equipment, Net

	As of
(In thousands)	December 31, 2023	January 1, 2023
Manufacturing equipment	$185,536	$300,089
Land and buildings	148,808	151,763
Leasehold improvements	85,536	89,215
Solar power systems	1,318	1,300
Computer equipment	49,220	39,011
Furniture and fixtures	1,321	1,378
Construction-in-process	22,000	15,786
Property, plant and equipment, gross	493,739	598,542
Less: accumulated depreciation	(213,714)	(218,074)
Property, plant and equipment, net	$280,025	$380,468

Schedule of Finite-Lived Intangible Assets	Definite-lived intangible assets are amortized using the straight-line method over the estimated useful lives of the intangible assets as follows:

Useful Lives in Years
Patents	12
Trademarks	2 to 7
Customers relationship	4
Purchased technology	1 to 7
Intangible Assets, Net

(In thousands)	Gross	Accumulated Amortization	Net
As of December 31, 2023
Customer relationship	$2,600	$—	$2,600
Trademarks and purchased technology	2,961	(2,209)	752
Total	$5,561	$(2,209)	$3,352

As of January 1, 2023
Trademarks and purchased technology	$2,305	$(2,014)	$291